Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Summary of restatement of balance sheet, statement of operations and cash flow statement
The impact of the restatement on the balance sheet, statement of operations and statement of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$177,701,799	$—	$177,701,799

Liabilities and stockholders’ equity
Total current liabilities	$450,554	$—	$450,554
Deferred underwriting commissions	6,900,000	—	6,900,000
Derivative warrant liabilities	—	15,871,750	15,871,750

Total liabilities	7,350,554	15,871,750	23,222,304
Class A common stock, $0.0001 par value; shares subject to possible redemption	165,351,241	(15,871,750)	149,479,491
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	104	156	260
Class B common stock - $0.0001 par value	431	—	431
Additional paid-in-capital	5,191,654	2,766,194	7,957,848
Accumulated deficit	(192,185)	(2,766,349)	(2,958,534)

Total stockholders’ equity	5,000,004	1	5,000,005

Total liabilities and stockholders’ equity	$177,701,799	$1	$177,701,800

	Period From July 31, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(192,510)	$—	$(192,510)
Other (expense) income:
Interest income on investments held in Trust Account	325	—	325
Financing costs - derivative warrant liabilities	—	(410,849)	(410,849)
Change in fair value of derivative warrant liabilities	—	(2,355,500)	(2,355,500)

Total other (expense) income	325	(2,766,349)	(2,766,024)

Net loss	$(192,185)	$(2,766,349)	$(2,958,534)

Basic and Diluted weighted-average Class A common shares outstanding	17,250,000	—	17,250,000

Basic and Diluted net income per Class A common share	$—	—	$—

Basic and Diluted weighted-average Class B common shares outstanding	3,817,819	—	3,817,819

Basic and Diluted net loss per Class B common share	$(0.05)	$(0.72)	$(0.77)

	Period From July 31, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(192,185)	$(2,766,349)	$(2,958,534)
Adjustment to reconcile net loss to net cash used in operating activities	(345,426)	—	(345,426)
Change in fair value of derivative warrant liabilities	—	2,355,500	2,355,500
Financing costs - derivative warrant liabilities	—	410,849	410,849
Net cash used in operating activities	(537,611)	—	(537,611)
Net cash used in investing activities	(175,950,000)	—	(175,950,000)
Net cash provided by financing activities	177,729,837	—	177,729,837

Net change in cash	$1,242,226	$—	$1,242,226

	As of December 15, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$178,262,938	$—	$178,262,938

Liabilities and stockholders’ equity
Total current liabilities	$919,531	$—	$919,531
Deferred underwriting commissions	6,900,000	—	6,900,000
Derivative warrant liabilities	—	13,516,250	13,516,250

Total liabilities	7,819,531	13,516,250	21,335,781
Class A common stock, $0.0001 par value; shares subject to possible redemption	165,443,398	(13,516,250)	151,927,148
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	103	132	235
Class B common stock - $0.0001 par value	431	—	431
Additional paid-in-capital	5,099,498	410,717	5,510,215
Accumulated deficit	(100,023)	(410,849)	(510,872)

Total stockholders’ equity	5,000,009	—	5,000,009

Total liabilities and stockholders’ equity	$178,262,938	$—	$178,262,938